CORE DEPOSIT INTANGIBLE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
CORE DEPOSIT INTANGIBLE

NOTE 4 – CORE DEPOSIT INTANGIBLE

The gross carrying value and accumulated amortization of core deposit intangible is as follows:

	March 31,	December 31,
	2016	2015

Gross carrying value	$502,000	$502,000
Less accumulated amortization	(160,763)	(139,220)

Core deposit intangible	$341,237	$362,780

Amortization of core deposit intangible was $21,543 and $27,624 for the three months ended March 31, 2016 and 2015, respectively.

NOTE 9 – CORE DEPOSIT INTANGIBLE

The gross carrying value and accumulated amortization of core deposit intangible is as follows:

	December 31,
	2015	2014

Gross carrying value	$502,000	$502,000
Less accumulated amortization	(139,220)	(36,832)

Core deposit intangible	$362,780	$465,168

Amortization of core deposit intangible was $102,000 and $37,000 for the year ended December 31, 2015 and the twelve months ended December 31, 2014, respectively.

The future amortization expense related to core deposit intangible remaining as of December 31, 2015 is as follows:

Year one	$79,847
Year two	62,266
Year three	48,556
Year four	39,057
Year five	35,443
Thereafter	97,611
$362,780